Interim Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Cash flows from (used in) operating activities
Net income before income taxes, including share of net income from investment in Schwab and TD Ameritrade	$ 4,467	$ 2,693	$ 13,228	$ 8,106
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses (Note 6)	(37)	2,188	(101)	6,325
Depreciation	295	300	1,064	895
Amortization of other intangibles	174	203	527	610
Net securities losses (gains) (Note 5)	(30)	(10)	(3)	(8)
Deferred taxes	(207)	(214)	159	(630)
Changes in operating assets and liabilities
Interest receivable and payable (Notes 10, 12)	(114)	20	(258)	(135)
Securities sold under repurchase agreements	7,537	8,164	(33,013)	46,025
Securities purchased under reverse repurchase agreements	(6,779)	8,119	7,008	6,263
Securities sold short	(2,712)	5,052	1,369	4,127
Trading loans and securities	(5,499)	(12,941)	1,329	1,229
Loans net of securitization and sales	(9,436)	23,448	(346)	(42,653)
Deposits	(4,041)	8,692	(6,384)	199,534
Derivatives	(3,425)	4,211	2,012	2,208
Non-trading financial assets at fair value through profit or loss	(37)	(2,007)	(704)	(4,172)
Financial assets and liabilities designated at fair value through profit or loss	26,302	3,369	32,797	(7,137)
Securitization liabilities	(63)	506	(581)	1,351
Current taxes	116	908	921	198
Brokers, dealers and clients amounts receivable and payable	1,589	(545)	(624)	(5,724)
Other	(3,873)	8,748	12,504	(6,523)
Net cash from (used in) operating activities	4,057	60,576	30,343	209,109
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures				3,000
Redemption or repurchase of subordinated notes and debentures	(6)	(1,493)	4	(1,562)
Common shares issued, net	49	10	128	56
Preferred shares and other equity instruments issued	1,745		1,745
Repurchase of common shares (Note 13)				(847)
Redemption of preferred shares and other equity instruments (Note 13)			(700)
Sale of treasury shares	2,528	2,151	8,347	6,837
Purchase of treasury shares (Note 13)	(2,593)	(2,181)	(8,505)	(6,885)
Dividends paid on shares and distributions paid on other equity instruments		(908)	(2,785)	(3,660)
Repayment of lease liabilities	(160)	(143)	(441)	(441)
Net cash from (used in) financing activities	1,563	(2,564)	(2,207)	(3,502)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	20,866	(14,759)	(3,394)	(135,936)
Activities in financial assets at fair value through other comprehensive income
Purchases	(3,922)	(16,133)	(15,530)	(45,642)
Proceeds from maturities	8,661	14,753	26,910	33,519
Proceeds from sales	1,616	1,852	2,769	8,753
Activities in debt securities at amortized cost
Purchases	(48,761)	(53,819)	(117,536)	(93,151)
Proceeds from maturities	18,121	10,401	79,243	27,870
Proceeds from sales	11	238	1,713	410
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(286)	(312)	(771)	(941)
Net cash acquired from (paid for) divestitures and acquisitions (Note 8)	(1,882)		(1,882)
Net cash from (used in) investing activities	(5,576)	(57,779)	(28,478)	(205,118)
Effect of exchange rate changes on cash and due from banks	55	(120)	(286)	58
Net increase (decrease) in cash and due from banks	99	113	(628)	547
Cash and due from banks at beginning of period	5,718	5,297	6,445	4,863
Cash and due from banks at end of period	5,817	5,410	5,817	5,410
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	886	197	2,481	1,542
Amount of interest paid during the period	1,457	1,673	4,742	8,978
Amount of interest received during the period	6,985	7,817	21,153	26,777
Amount of dividends received during the period	399	365	1,229	1,295
Schwab and TD Ameritrade [member]
Adjustments to determine net cash flows from (used in) operating activities
Share of net income from investment in Schwab and TD Ameritrade (Note 7)	$ (170)	$ (328)	$ (561)	$ (780)